Share-Based Compensation - Schedule of Share-Based Compensation, Restricted Share Units, Activity (Detail) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Oct. 31, 2016	Mar. 31, 2017	Mar. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Number of Shares, Unvested restricted share units, Ending balance		28,086
Restricted Share Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Number of Shares, Unvested restricted share units, Beginning balance		42,224
Number of Shares, Restricted share units granted	14,190	14,190
Number of Shares, Restricted share units vested		(28,328)
Number of Shares, Unvested restricted share units, Ending balance		28,086
Weighted Average Grant Date Fair Value, Unvested restricted share units, Beginning balance		$ 10.00
Weighted Average Grant Date Fair Value, Restricted share units granted		21.14
Weighted Average Grant Date Fair Value, Restricted share units vested		10.00
Weighted Average Grant Date Fair Value, Unvested restricted share units, Ending balance		$ 15.63
Intrinsic Value, Unvested restricted share units		$ 629	$ 412
Intrinsic Value, Restricted share units granted		300
Intrinsic Value, Restricted share units vested		$ 330